UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Growth Opportunities Fund

Schedule of Investments

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.4%
	Automobiles and Components - 1.1%
631	Harley-Davidson, Inc.	$39,038

	Capital Goods - 7.2%
469	Acuity Brands, Inc.	50,335
746	Danaher Corp.	55,144
1,014	DigitalGlobe, Inc. ●	26,529
1,635	HD Supply Holdings, Inc. ●	41,565
3,149	Lithium Technology Corp. ⌂●†	16,971
346	Pall Corp.	26,788
1,094	Textron, Inc.	39,785
		257,117
	Commercial and Professional Services - 4.4%
515	IHS, Inc. ●	67,645
600	Manpowergroup, Inc.	46,715
967	Nielsen N.V.	44,567
		158,927
	Consumer Durables and Apparel - 4.6%
388	Cloudera, Inc. ⌂●†	8,625
389	Harman International Industries, Inc.	42,207
540	Lennar Corp.	19,580
924	One Kings Lane, Inc. ⌂●†	14,513
10,432	Samsonite International S.A.	32,327
338	Whirlpool Corp.	48,187
		165,439
	Consumer Services - 6.6%
56	Chipotle Mexican Grill, Inc. ●	37,474
1,742	Diamond Resorts International, Inc. ●	43,479
240	Panera Bread Co. Class A ●	35,315
553	Starbucks Corp.	42,950
551	Starwood Hotels & Resorts, Inc.	42,305
473	Wyndham Worldwide Corp.	35,715
		237,238
	Diversified Financials - 4.0%
174	BlackRock, Inc.	52,886
914	Julius Baer Group Ltd.	38,755
1,491	Nomad Holdings Ltd. ●†	15,506
1,522	Platform Specialty Products Corp. ●	37,613
		144,760
	Energy - 4.6%
493	Baker Hughes, Inc.	33,888
502	Energen Corp.	40,942
316	EOG Resources, Inc.	34,545
244	Pioneer Natural Resources Co.	53,990
		163,365
	Food and Staples Retailing - 1.6%
458	CVS Caremark Corp.	34,976
685	Sprouts Farmers Markets, Inc. ●	20,885
		55,861
	Food, Beverage and Tobacco - 2.0%
306	Anheuser-Busch InBev N.V. ADR	32,992
308	Keurig Green Mountain, Inc.	36,777
		69,769
	Health Care Equipment and Services - 1.3%
114	Cerner Corp. ●	6,276
1,164	Envision Healthcare Holdings ●	41,613
		47,889
	Insurance - 2.2%
815	American International Group, Inc.	42,352
1,084	XL Group plc	34,951
		77,303
	Materials - 1.6%
2,348	Cemex S.A.B. de C.V. ADR ●	29,497
213	Martin Marietta Materials, Inc.	26,417
		55,914
	Pharmaceuticals, Biotechnology and Life Sciences - 12.9%
230	Actavis plc ●	49,380
170	Alnylam Pharmaceuticals, Inc. ●	9,213
298	Amgen, Inc.	37,951
2,276	Bristol-Myers Squibb Co.	115,233
403	Covance, Inc. ●	33,825
336	Incyte Corp. ●	16,007
606	Merck & Co., Inc.	34,385
411	Novartis AG	35,746
467	Ono Pharmaceutical Co., Ltd.	39,486
120	Regeneron Pharmaceuticals, Inc. ●	37,925
136	Vertex Pharmaceuticals, Inc. ●	12,099
1,178	Zoetis, Inc.	38,779
		460,029
	Real Estate - 1.0%
1,207	CBRE Group, Inc. ●	37,235

	Retailing - 10.1%
136	Amazon.com, Inc. ●	42,663
68	AutoZone, Inc. ●	35,375
1,347	Lowe's Cos., Inc.	64,465
148	Netflix, Inc. ●	62,372
76	Priceline (The) Group, Inc. ●	94,477
351	Signet Jewelers Ltd.	35,743
418	Tory Burch LLC ⌂●†	27,777
		362,872
	Semiconductors and Semiconductor Equipment - 2.7%
373	First Solar, Inc. ●	23,520
760	NXP Semiconductors N.V. ●	47,406
1,253	SunEdison, Inc. ●	25,069
		95,995
	Software and Services - 17.7%
2,153	Activision Blizzard, Inc.	48,186
1,018	Akamai Technologies, Inc. ●	60,110
3,330	Apigee Corp. ⌂●†	8,721
668	Autodesk, Inc. ●	35,626
214	Baidu, Inc. ADR ●	46,140
2,096	Cadence Design Systems, Inc. ●	35,282
674	Concur Technologies, Inc. ●	62,670
5,669	Essence Holding Group ⌂●†	8,068
1,478	Facebook, Inc. ●	107,409
11	Google, Inc. Class A ●	6,267
169	Google, Inc. Class C ●	96,395
743	Lookout, Inc. ⌂●†	8,493
156	New Relic, Inc. ⌂●†	4,051
768	Salesforce.com, Inc. ●	41,685
578	Uber Technologies, Inc. ⌂●†	32,278
448	Yelp, Inc. ●	30,055
		631,436
	Technology Hardware and Equipment - 11.4%
2,433	Apple, Inc.	232,503
1,407	DataLogix Holdings ⌂●†	13,043

1

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 98.4% - (continued)
	Technology Hardware and Equipment - 11.4% - (continued)
407	F5 Networks, Inc. ●		$45,818
385	Palo Alto Networks, Inc. ●		31,134
655	Pure Storage, Inc. ⌂●†		9,269
282	SanDisk Corp.		25,900
780	TE Connectivity Ltd.		48,301
			405,968
	Telecommunication Services - 0.2%
395	DocuSign, Inc. ⌂●†		8,004
			8,004
	Transportation - 1.2%
295	FedEx Corp.		43,378

	Total Common Stocks
	( Cost $3,153,697)		$3,517,537

Warrants - 0.0%
	Diversified Financials - 0.0%
1,491	Nomad Holdings Ltd. †		$664

	Total Warrants
	(Cost $15)		$664

	Total Long-Term Investments
	(Cost $3,153,712)		$3,518,201

Short-Term Investments - 1.4%
Repurchase Agreements - 1.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $6,232, collateralized by GNMA 4.00%, 2044, value of $6,356)
6,232	0.08%, 7/31/2014		$6,232
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$2,429, collateralized by FHLMC 2.00% -
3.50%, 2023 - 2043, FNMA 2.00% - 4.50%,
2026 - 2042, GNMA 3.00%, 2043, value of
	$2,478)
2,429	0.08%, 7/31/2014		2,429
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$5,211, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $5,315)
5,211	0.07%, 7/31/2014		5,211
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $6,985, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $7,124)
6,985	0.06%, 7/31/2014		6,985
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $5,177, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury
Note 0.75% - 3.38%, 2018 - 2023, value of
	$5,281)
$5,177	0.06%, 7/31/2014		5,177
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $6,404, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $6,532)
6,404	0.09%, 7/31/2014		6,404
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $3,814, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury
Note 0.25% - 4.25%, 2015 - 2018, value of
	$3,891)
3,814	0.07%, 7/31/2014		3,814
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$13,795, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 0.50%, 2016,
	value of $14,071)
13,795	0.08%, 7/31/2014		13,795
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $143, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $147)
143	0.07%, 7/31/2014		143
			50,190
	Total Short-Term Investments
	(Cost $50,190)		$50,190

	Total Investments
	(Cost $3,203,902) ▲	99.8%	$3,568,391
	Other Assets and Liabilities	0.2%	6,853
	Total Net Assets	100.0%	$3,575,244

2

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $3,198,857 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$427,747
Unrealized Depreciation	(58,213)
Net Unrealized Appreciation	$369,534

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2014, the aggregate value of these securities was $175,983, which represents 4.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2014	3,330	Apigee Corp.	$9,690
02/2014	388	Cloudera, Inc.	5,644
05/2014	1,407	DataLogix Holdings	14,493
02/2014	395	DocuSign, Inc.	5,191
05/2014	5,669	Essence Holding Group	8,964
08/2013	3,149	Lithium Technology Corp.	15,347
07/2014	743	Lookout, Inc.	8,493
04/2014	156	New Relic, Inc.	4,502
01/2014	924	One Kings Lane, Inc.	14,243
04/2014	655	Pure Storage, Inc.	10,299
11/2013	418	Tory Burch LLC	32,762
06/2014	578	Uber Technologies, Inc.	35,865

At July 31, 2014, the aggregate value of these securities was $159,813, which represents 4.5% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector
as of July 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	22.4%
Consumer Staples	3.6
Energy	4.6
Financials	7.2
Health Care	14.2
Industrials	12.8
Information Technology	31.8
Materials	1.6
Services	0.2
Total	98.4%
Short-Term Investments	1.4
Other Assets and Liabilities	0.2
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$3,517,537	$3,219,903	$146,314	$151,320
Warrants	664	664	–	–
Short-Term Investments	50,190	–	50,190	–
Total	$3,568,391	$3,220,567	$196,504	$151,320

♦

For the nine-month period ended July 31, 2014, investments valued at $6,466 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1) Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2) U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3) Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Common Stocks	$59,811	$—	$(4,142	)†	$—	$141,652	$—	$—	$(46,001)	$151,320
Warrants	87	—	—		—	—	—	—	(87)	—
Total	$59,898	$—	$(4,142)		$—	$141,652	$—	$—	$(46,088)	$151,320

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $(4,142).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

The Hartford Municipal Real Return Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 95.1%
	Alabama - 1.9%
	County of Jefferson, AL, Sewer Rev
$1,500	5.00%, 10/01/2018	$1,656
	Mobile, AL, IDA Board Pollution
1,815	1.65%, 06/01/2034 ‡	1,826
		3,482
	Alaska - 0.6%
	Alaska Municipal Bond Bank Auth GO
375	5.75%, 09/01/2033	435
	Anchorage, AK, GO
610	5.25%, 08/01/2028	698
		1,133
	Arizona - 1.0%
	Arizona State Health Fac Auth Hospital System Rev
1,000	5.00%, 02/01/2020	1,151
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265	6.20%, 07/15/2032	278
	Sundance, AZ, Community Fac Dist
260	7.13%, 07/01/2027 ■	260
	Vistancia, AZ, Community Fac Dist GO
185	6.75%, 07/15/2022	186
		1,875
	California - 19.5%
	Bay Area, CA, Toll Auth Bridge Rev
775	1.50%, 04/01/2047 ○☼	782
	California State Communities DA Rev
250	0.00%, 07/01/2037 ●	–
570	0.94%, 04/01/2036 Δ	465
1,000	5.00%, 10/01/2022	1,054
	California State Dept Water Resources Supply Rev
500	5.00%, 05/01/2022	571
	California State GO
3,515	6.50%, 04/01/2033	4,294
	California State Pollution Control FA
2,250	1.88%, 04/01/2025	2,268
	California State Public Works Board Lease Rev
1,500	5.25%, 10/01/2022	1,794
	California State Public Works Board, State University Trustees
170	6.13%, 04/01/2029	201
	Corona-Norco California University
1,530	4.00%, 09/01/2019	1,635
	El Dorado, CA, Irrigation Dist
300	5.38%, 08/01/2024	328
	Foothill-Eastern Transportation Corridor Agency
435	5.00%, 01/15/2053 Δ	477
	Golden State Tobacco Securitization Agency
425	5.00%, 06/01/2017	465
	Huntington Park, CA, Public FA Rev
400	5.25%, 09/01/2019	409
	Irvine, CA, Improvement Bond Act
1,000	4.00%, 09/02/2019	1,087
	Los Angeles, CA, Airport Rev
1,100	5.00%, 01/01/2020	1,258
	Oakland, CA, Airport Rev
1,000	5.00%, 05/01/2026	1,118
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	538
	San Bernardino City, CA, Unif School Dist GO
725	5.00%, 08/01/2020	847
	San Bernardino, CA, Community College Dist GO
500	6.38%, 08/01/2026	608
	San Buenaventura, CA, Rev
500	5.25%, 12/01/2017	532
	San Diego, CA, Redev Agency, Centre City Sub Pkg
200	5.25%, 09/01/2026	200
	San Francisco City & County, CA, Redev FA
1,120	6.50%, 08/01/2032	1,260
	San Jose, CA, Redev Agency
1,000	6.50%, 08/01/2019	1,136
	San Mateo Joint Powers Financing Auth
1,505	5.00%, 06/15/2028	1,756
	Santa Cruz County, CA, Redev Agency
1,360	5.00%, 09/01/2022	1,565
665	6.63%, 09/01/2029	752
	Santa Margarita, CA, Water Dist Special Tax
1,000	5.00%, 09/01/2024 - 09/01/2025	1,084
	Southern California State Public Power Auth
500	5.00%, 07/01/2023	573
	Temecula, CA, Redev Agency Tax Allocation Rev
235	5.63%, 12/15/2038	243
	Torrance, CA, USD GO
1,500	5.50%, 08/01/2025	1,738
	Tuolumne, CA, Wind Proj Auth Rev
1,000	5.88%, 01/01/2029	1,179
	Twin Rivers, CA, Unif School Dist Cops
700	3.20%, 06/01/2035	700
	Ventura County, CA, Certificates of Participation
1,250	5.63%, 08/15/2027	1,470
	Washington Township, CA, Health Care Dist Rev
1,000	6.00%, 07/01/2029	1,087
		35,474
	Colorado - 0.4%
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	710

	Delaware - 0.7%
	Delaware State Transportation Auth
1,180	5.00%, 07/01/2025	1,345

	District of Columbia - 3.2%
	District of Columbia University Rev
3,000	5.25%, 04/01/2034	3,387
	Metropolitan Washington, DC, Airport Auth System Rev
1,000	5.00%, 10/01/2027	1,148
	Washington, DC, Metropolitan Airport Auth System Rev
1,035	5.00%, 10/01/2022	1,221
		5,756
	Florida - 7.7%
	Arlington of Naples
500	6.50%, 05/15/2020 ■	502
500	7.00%, 05/15/2024 ■	540
	Broward County, FL, Airport System Rev
550	5.00%, 10/01/2019 - 10/01/2021	636

1

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 95.1% - (continued)
	Florida - 7.7% - (continued)
	Greater Orlando, FL, Aviation Auth
$2,500	5.00%, 10/01/2021 - 10/01/2024	$2,885
	Jacksonville, FL, Econ Development Commission, Florida Proton Therapy Institute, Inc
2,000	6.25%, 09/01/2027	2,174
	Jacksonville, FL, Sales Tax Rev
640	5.00%, 10/01/2018	739
	Miami Beach, FL, Health Fac Auth
190	5.00%, 11/15/2020	217
	Miami-Dade County Expressway Auth
625	5.00%, 07/01/2024	738
	Miami-Dade County, FL, Educational Fac Auth
2,000	5.75%, 04/01/2028 ╦	2,150
	Palm Beach County Health
1,000	6.80%, 06/01/2025	1,105
	Palm Beach County, FL, School Board
955	5.00%, 08/01/2025	1,076
	River Bend Community Development Dist, Capital Improvement Rev
780	0.00%, 11/01/2015 ●	101
	Volusia County, FL, School Board
1,000	5.00%, 08/01/2025	1,164
		14,027
	Georgia - 2.7%
	Atlanta, GA, Airport Passenger Fac Charge Rev
2,000	5.00%, 01/01/2023	2,318
	Atlanta, GA, Water & Wastewater Rev
1,500	6.00%, 11/01/2022	1,841
	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov't Securities)
20	6.50%, 01/01/2017	21
	Georgia State Municipal Elec Auth
605	6.50%, 01/01/2017	651
		4,831
	Hawaii - 0.9%
	Hawaii State Dept of Transportation
1,000	5.00%, 08/01/2022	1,171
	Hawaii State Harbor System Rev
500	5.38%, 01/01/2020	502
		1,673
	Idaho - 0.9%
	Idaho State Bond Bank Auth Rev
1,470	5.63%, 09/15/2026	1,720

	Illinois - 9.3%
	Chicago, IL, O'Hare International Airport Rev
2,540	5.00%, 01/01/2015 - 01/01/2026	2,833
850	5.25%, 01/01/2027	853
	Chicago, IL, Park Dist, GO
2,370	5.00%, 01/01/2025	2,739
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
867	0.00%, 03/01/2037 ●	494
	Huntley, IL, Special Service #9
1,500	5.10%, 03/01/2028	1,617
	Illinois State FA Rev
1,000	5.00%, 10/01/2023	1,176
	Illinois State GO
1,000	5.00%, 01/01/2022	1,081
2,000	5.25%, 01/01/2021	2,223
	Illinois State Toll Highway Auth
1,060	5.00%, 01/01/2023 - 01/01/2027	1,205
	Railsplitter, IL, Tobacco Settlement Auth
1,000	5.50%, 06/01/2023	1,165
	Springfield, IL, Water Rev
500	5.25%, 03/01/2026	555
	Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj
947	6.63%, 03/01/2033	956
		16,897
	Indiana - 1.3%
	Indiana State Housing & Community DA
1,170	4.55%, 07/01/2027	1,193
	University of Southern Indiana
1,070	5.00%, 10/01/2022 - 10/01/2023	1,202
		2,395
	Kentucky - 1.5%
	Kentucky Public Transportation Auth
230	5.00%, 07/01/2017	256
	Kentucky St Asset/Liability Commission
1,000	5.00%, 09/01/2023	1,182
	Louisville & Jefferson County, KY
1,085	5.00%, 12/01/2023	1,240
		2,678
	Louisiana - 0.9%
	LA, Tobacco Settlement Financing Corp.
1,500	5.00%, 05/15/2026	1,583

	Massachusetts - 0.6%
	Massachusetts State Development Fin Agency Rev
925	5.00%, 01/01/2017	1,006

	Michigan - 1.4%
	Detroit, MI, Water Supply System Ref Rev
915	6.50%, 07/01/2015	922
	Grand Valley, MI, State University Rev
1,500	5.50%, 12/01/2027	1,641
		2,563
	Missouri - 0.3%
	Stone Canyon, MO, Community Improvement Dist Rev
1,000	0.00%, 04/01/2027 ⌂●	480

	Nebraska - 0.6%
	Central Plains, NE, Energy Proj Gas Rev
1,000	5.00%, 09/01/2015	1,039

	Nevada - 0.6%
	Clark County, NV, School Dist GO
1,000	5.00%, 06/15/2020	1,046

	New Jersey - 1.1%
	New Jersey State Econ DA
885	4.88%, 09/15/2019	904

2

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 95.1% - (continued)
	New Jersey - 1.1% - (continued)
	New Jersey State Econ DA Lease Rev
$1,000	5.00%, 09/01/2021	$1,140
		2,044
	New Mexico - 0.1%
	Cabezon, NM, Public Improvement Dist
240	5.20%, 09/01/2015	242

	New York - 7.5%
	Metropolitan Transportation Auth, NY, Rev
3,000	5.25%, 11/15/2023 ╦	3,505
	New York State Dormitory Auth Rev
1,000	5.00%, 03/15/2022	1,180
	New York State Dormitory Auth Rev Obligor: Teacher's College
2,000	5.38%, 03/01/2029	2,256
	New York State Dormitory Auth, Upstate Community College
250	5.25%, 07/01/2021	250
	New York State Thruway Auth
800	5.00%, 05/01/2019	929
	New York, NY, GO
1,000	6.25%, 10/15/2028	1,192
	Newburth, NY, GO
1,255	5.00%, 06/15/2017 - 06/15/2018	1,346
	Ulster County, NY, IDA
3,475	6.00%, 09/15/2027	3,026
		13,684
	North Carolina - 0.5%
	Mecklenburg County, NC, Certificate of Participation School Improvements
795	5.00%, 02/01/2024	901

	Ohio - 1.6%
	Cuyahoga, OH, Community College Dist
1,200	5.00%, 08/01/2027	1,340
	Ohio State Solid Waste Rev
1,500	2.25%, 11/01/2022	1,530
		2,870
	Oklahoma - 1.4%
	Norman, OK, Regional Hospital Auth Rev
2,310	5.25%, 09/01/2019	2,495

	Other U.S. Territories - 2.7%
	Guam Government Business Privilege Tax Rev
1,500	5.00%, 01/01/2027	1,635
	Guam Government Power Auth Rev
2,000	5.00%, 10/01/2021 - 10/01/2023	2,354
	Puerto Rico Highway and Transportation Auth
380	4.95%, 07/01/2026	359
	University Virgin Islands
270	5.13%, 12/01/2022	274
225	5.25%, 12/01/2023 - 12/01/2024	229
		4,851
	Pennsylvania - 3.1%
	Pennsylvania State Turnpike Commission Rev
665	6.00%, 06/01/2028	752
	Philadelphia, PA, GO
1,000	5.25%, 08/01/2019	1,160
	Pittsburgh, PA, School Dist GO
2,320	5.00%, 09/01/2021 - 09/01/2023	2,698
	Susquehanna, PA, Regional Airport Auth System Rev
1,000	5.00%, 01/01/2018	1,087
		5,697
	Rhode Island - 1.6%
	Cranston, RI, GO
1,410	5.00%, 07/01/2018	1,592
	Rhode Island St Health & Educational Bldg Corp.
1,215	5.00%, 05/15/2018	1,358
		2,950
	South Carolina - 0.6%
	South Carolina St Jobs-Econ Development Auth Hospital Rev
1,000	5.25%, 08/01/2024	1,140

	Tennessee - 0.6%
	Johnson City, TN, Health & Educational Fac Board Hospital Rev
1,000	5.50%, 07/01/2031	1,051

	Texas - 11.1%
	Arlington, TX, Higher Education Fin
1,000	5.00%, 08/15/2024	1,214
	Dallas-Fort Worth, TX, International Airport Rev
750	5.00%, 11/01/2023	858
	El Paso, TX, ISD GO
2,000	5.00%, 08/15/2026	2,231
	Houston, TX, Utility System Rev
2,000	6.00%, 11/15/2036	2,337
	Kerrville, TX, Health Fac Development Corp Hospital Rev
935	5.00%, 08/15/2015	967
	Love Field, TX, Airport Modernization Corp Special Fac Rev
1,000	5.00%, 11/01/2015	1,035
	Lower Colorado River Auth Rev (Prerefunded with State & Local Gov't Securities)
1,965	7.25%, 05/15/2037	2,073
	North Texas Tollway Auth Rev
1,055	1.95%, 01/01/2038	1,058
3,000	6.00%, 01/01/2025	3,407
	San Antonio, TX, Water Rev
1,000	5.00%, 05/15/2026	1,188
	Tarrant County, TX, Cultural Education Fac
1,000	6.25%, 11/15/2029	1,153
	Texas State Municipal Gas Acquisition & Supply Cor
1,000	5.25%, 12/15/2017	1,105
	Texas State Transportation Commission Turnpike System Rev
635	1.25%, 08/15/2042	637
	Travis County, TX, Health Fac, Querencia Barton Creek Project
1,000	5.65%, 11/15/2035	1,003
		20,266

3

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Municipal Bonds - 95.1% - (continued)
	Vermont - 0.3%
	Vermont State Econ DA Waste
$600	4.75%, 04/01/2036 ■		$587

	Virginia - 0.7%
	Virginia State Resources Auth Infrastructure
500	5.00%, 11/01/2024		572
	Virginia Tobacco Settlement Funding Corp.
	(Prerefunded with US Gov't Securities)
700	5.50%, 06/01/2026		731
			1,303
	Washington - 3.4%
	FYI Properties, WA, Lease Rev
2,285	5.50%, 06/01/2034		2,600
	Grant County, WA, Utility Dist #2
1,605	5.00%, 01/01/2021		1,825
	Tobacco Settlement Auth, WA, Rev
1,500	5.00%, 06/01/2023		1,732
			6,157
	West Virginia - 0.8%
	West Virginia State Econ DA Solid Waste Disposal Fac
1,500	2.25%, 01/01/2041		1,521

	Wisconsin - 2.0%
	Wisconsin State
125	5.75%, 05/01/2033		146
865	6.00%, 05/01/2036		1,014
	Wisconsin State Health & Educational Fac Auth Rev
2,265	5.00%, 02/15/2026		2,518
			3,678
	Total Municipal Bonds
	(Cost $165,227)		$173,150

	Total Long-Term Investments
	(Cost $165,227)		$173,150

Short-Term Investments - 2.5%
	Other Investment Pools and Funds - 2.5%
4,547	JP Morgan Tax Free Money Market Fund		$4,547

	Total Short-Term Investments
	(Cost $4,547)		$4,547

	Total Investments
	(Cost $169,774) ▲▲	97.6%	$177,697
	Other Assets and Liabilities	2.4%	4,453
	Total Net Assets	100.0%	$182,150

4

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $169,774 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,305
Unrealized Depreciation	(2,382)
Net Unrealized Appreciation	$7,923

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $1,889, which represents 1.0% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2007	$1,000	Stone Canyon, MO, Community Improvement Dist Rev, 0.00%, 04/01/2027	$990

At July 31, 2014, the aggregate value of these securities was $480, which represents 0.3% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $775 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Cash pledged and received as collateral in connection with derivatives at July 31, 2014.

	Pledged	Received
OTC swaps contracts	$3,920	$–
Total	$3,920	$–

OTC Interest Rate Swap Contracts Outstanding at July 31, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund (a)	Amount		Date	Paid	Received	Value ╪	Asset	Liability
BCLY	1.98% Fixed	CPURNSA	USD	8,750	09/11/14	$–	$–	$(4)	$–	$(4)
BCLY	2.09% Fixed	CPURNSA	USD	25,350	12/14/15	–	–	(263)	–	(263)
BCLY	2.09% Fixed	CPURNSA	USD	4,175	07/15/16	–	–	13	13	–
BCLY	2.12% Fixed	CPURNSA	USD	7,550	01/15/19	–	–	42	42	–
BCLY	2.22% Fixed	CPURNSA	USD	12,925	04/05/15	–	–	(166)	–	(166)
BCLY	2.65% Fixed	CPURNSA	USD	10,500	03/04/18	–	–	(368)	–	(368)
BCLY	2.75% Fixed	CPURNSA	USD	7,000	03/03/21	–	–	(311)	–	(311)
BCLY	2.98% Fixed	CPURNSA	USD	5,750	03/08/26	–	–	(402)	–	(402)
BOA	2.45% Fixed	CPURNSA	USD	7,800	03/22/17	–	–	(196)	–	(196)
CBK	2.34% Fixed	CPURNSA	USD	525	04/15/18	–	–	(8)	–	(8)
CSI	2.82% Fixed	CPURNSA	USD	2,500	02/08/23	–	–	(97)	–	(97)
DEUT	1.40% Fixed	CPURNSA	USD	7,000	10/07/14	–	–	91	91	–

5

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2014  - (continued)

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund (a)	Amount		Date	Paid	Received	Value ╪	Asset	Liability
DEUT	2.40% Fixed	CPURNSA	USD	2,125	03/12/17	$–	$–	$(46)	$–	$(46)
DEUT	2.48% Fixed	CPURNSA	USD	2,300	07/15/23	–	–	11	11	–
JPM	2.33% Fixed	CPURNSA	USD	7,000	09/30/21	–	–	(30)	–	(30)
JPM	2.75% Fixed	CPURNSA	USD	7,000	03/03/21	–	–	(312)	–	(312)
JPM	2.97% Fixed	CPURNSA	USD	6,800	04/14/26	–	–	(464)	–	(464)
MSC	2.60% Fixed	CPURNSA	USD	6,450	08/08/23	–	–	(44)	–	(44)
UBS	2.07% Fixed	CPURNSA	USD	9,925	07/19/17	–	–	(46)	–	(46)
UBS	2.65% Fixed	CPURNSA	USD	5,250	03/04/18	–	–	(184)	–	(184)
UBS	2.71% Fixed	CPURNSA	USD	1,750	04/13/16	–	–	(60)	–	(60)
UBS	2.75% Fixed	CPURNSA	USD	7,000	03/03/21	–	–	(311)	–	(311)
UBS	2.79% Fixed	CPURNSA	USD	7,800	04/13/18	–	–	(368)	–	(368)
UBS	2.95% Fixed	CPURNSA	USD	5,750	03/07/26	–	–	(366)	–	(366)
Total						$–	$–	$(3,889)	$157	$(4,046)

(a)	For payments received based on the CPURNSA index, if the index level of the floating index drops below the initial index level when the interest rate swap was purchased, the Fund will be required to make a payment to the counterparty rather than receive the payment noted in the table above.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
USD	U.S. Dollar

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
IDA	Industrial Development Authority
ISD	Independent School District
Rev	Revenue
USD	United School District

Other Abbreviations:
OTC	Over-the-Counter

Credit Exposure

as of July 31, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	3.2%
Aa/ AA	19.9
A	48.2
Baa/ BBB	12.2
Ba/ BB	1.9
B	0.8
Not Rated	8.9
Non-Debt Securities and Other Short-Term Instruments	2.5
Other Assets and Liabilities	2.4
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

7

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	$173,150	—	173,150	—
Short-Term Investments	4,547	4,547	—	—
Total	$177,697	$4,547	$173,150	$—
Swaps - Interest Rate *	$157	$—	$157	$—
Total	$157	$—	$157	$—
Liabilities:
Swaps - Interest Rate *	$4,046	$—	$4,046	$—
Total	$4,046	$—	$4,046	$—

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

8

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.3%
	Automobiles and Components - 2.1%
220	Dana Holding Corp.	$4,916
6	Gentherm, Inc. ●	251
119	Tenneco Automotive, Inc. ●	7,575
11	Tower International, Inc. ●	334
		13,076
	Banks - 2.6%
10	Altisource Portfolio Solutions S.A. ●	1,098
9	Bofi Holding, Inc. ●	671
198	EverBank Financial Corp.	3,758
161	First Merchants Corp.	3,199
84	Flushing Financial Corp.	1,563
330	MGIC Investment Corp. ●	2,437
31	Radian Group, Inc.	389
66	Wintrust Financial Corp.	3,058
		16,173
	Capital Goods - 9.7%
57	A.O. Smith Corp.	2,666
175	AAON, Inc.	3,429
37	Acuity Brands, Inc.	3,951
110	Altra Industrial Motion Corp.	3,447
66	Applied Industrial Technologies, Inc.	3,199
7	Argan, Inc.	234
69	Astronics Corp. ●	4,026
72	AZZ, Inc.	3,159
63	Chart Industries, Inc. ●	4,816
10	EnerSys, Inc.	603
26	Esterline Technologies Corp. ●	2,821
26	Generac Holdings, Inc. ●	1,120
17	Global Brass & Copper Holdings, Inc.	252
6	Gorman Rupp Co.	165
59	Heico Corp.	2,905
11	Hyster-Yale Materials Handling, Inc.	881
13	John Bean Technologies Corp.	326
48	Lennox International, Inc.	4,106
62	Meritor, Inc. ●	777
76	Moog, Inc. Class A ●	5,024
7	Polypore International, Inc. ●	302
14	Proto Laboratories, Inc. ●	1,158
8	Raven Industries, Inc.	223
4	Standex International Corp.	251
55	Sun Hydraulics Corp.	1,991
59	Taser International, Inc. ●	711
43	Teledyne Technologies, Inc. ●	3,957
53	Toro Co.	3,168
8	Trex Co., Inc. ●	219
6	Woodward, Inc.	305
12	Xerium Technologies, Inc. ●	151
		60,343
	Commercial and Professional Services - 3.3%
10	Barrett Business Services, Inc.	588
7	Brink's Co.	191
103	Deluxe Corp.	5,645
17	Enernoc, Inc. ●	299
58	Exponent, Inc.	4,096
106	GP Strategies Corp. ●	2,884
9	Korn/Ferry International ●	256
119	On Assignment, Inc. ●	3,221
21	Performant Financial Corp. ●	199
19	RPX Corp. ●	289
10	Sykes Enterprises, Inc. ●	211
9	TrueBlue, Inc. ●	246
6	UniFirst Corp.	593
40	Wageworks, Inc. ●	1,687
		20,405
	Consumer Durables and Apparel - 3.6%
84	Arctic Cat, Inc.	2,985
28	Ethan Allen Interiors, Inc.	651
105	Kate Spade & Co. ●	3,970
38	La-Z-Boy, Inc.	795
7	Polaris Industries, Inc.	1,089
43	Smith & Wesson Holding Corp. ●	530
159	Steven Madden Ltd. ●	5,066
10	Sturm Ruger & Co., Inc.	520
103	Taylor Morrison Home Corp. ●	1,831
15	Vera Bradley, Inc. ●	297
130	Vince Holding Corp. ●	4,385
		22,119
	Consumer Services - 5.4%
8	American Public Education, Inc. ●	286
250	Bloomin' Brands, Inc. ●	4,896
9	Bridgepoint Education, Inc. ●	105
83	Brinker International, Inc.	3,727
38	Buffalo Wild Wings, Inc. ●	5,463
17	Caesars Entertainment Corp. ●	274
12	Capella Education Co.	793
28	Cheesecake Factory, Inc.	1,213
121	Del Frisco's Restaurant Group, Inc. ●	2,580
17	Domino's Pizza, Inc.	1,188
10	Grand Canyon Education, Inc. ●	408
11	Hillenbrand, Inc.	319
162	Ignite Restaurant Group, Inc. ●	2,080
12	ITT Educational Services, Inc. ●	165
69	Marriott Vacations Worldwide Corp. ●	3,979
7	Multimedia Games Holding Co., Inc. ●	159
11	Outerwall, Inc. ●	600
104	Sotheby's Holdings	4,128
7	Strayer Education, Inc. ●	352
27	Texas Roadhouse, Inc.	679
13	Weight Watchers International, Inc.	273
		33,667
	Diversified Financials - 1.4%
1	Credit Acceptance Corp. ●	136
48	Evercore Partners, Inc.	2,639
114	HFF, Inc.	3,860
26	Portfolio Recovery Associates, Inc. ●	1,531
12	RCS Capital Corp-Class A	249
6	World Acceptance Corp. ●	511
		8,926
	Energy - 4.5%
102	Abraxas Petroleum Corp. ●	520
71	Athlon Energy, Inc. ●	3,397
15	Basic Energy Services, Inc. ●	355
20	Bill Barrett Corp. ●	471
17	Carrizo Oil & Gas, Inc. ●	1,062
2	Clayton Williams Energy, Inc. ●	213
16	CVR Energy, Inc.	749

1

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.3% - (continued)
	Energy - 4.5% - (continued)
169	Energy XXI (Bermuda) Ltd.	$3,383
80	Forum Energy Technologies, Inc. ●	2,672
7	Green Plains, Inc.	244
102	ION Geophysical Corp. ●	382
126	Jones Energy, Inc. ●	2,364
81	Magnum Hunter Resources Corp. ●	522
11	Matrix Service Co. ●	306
22	Newpark Resources, Inc. ●	273
11	Nuverra Environmental Solutions, Inc. ●	195
65	PBF Energy, Inc.	1,764
15	Pioneer Energy Services Corp. ●	213
76	Quicksilver Resources, Inc. ●	143
5	REX American Resources Corp. ●	388
70	Rosetta Resources, Inc. ●	3,592
129	RSP Permian, Inc. ●	3,823
2	Seacor Holdings, Inc. ●	182
63	Vaalco Energy, Inc. ●	433
13	Western Refining, Inc.	549
		28,195
	Food and Staples Retailing - 1.8%
77	Casey's General Stores, Inc.	5,110
117	Natural Grocers by Vitamin Cottage, Inc. ●	2,660
33	PriceSmart, Inc.	2,722
53	Rite Aid Corp. ●	352
		10,844
	Food, Beverage and Tobacco - 1.1%
4	Cal-Maine Foods, Inc.	256
35	Pilgrim's Pride Corp. ●	973
9	Sanderson Farms, Inc.	838
63	TreeHouse Foods, Inc. ●	4,609
		6,676
	Health Care Equipment and Services - 9.7%
29	Accuray, Inc. ●	225
10	Addus Homecare Corp. ●	213
14	Align Technology, Inc. ●	738
14	Anika Therapeutics, Inc. ●	585
9	Atrion Corp.	2,568
20	Centene Corp. ●	1,422
9	Computer Programs & Systems, Inc.	599
87	Corvel Corp. ●	3,515
62	Cyberonics, Inc. ●	3,711
146	Dexcom, Inc. ●	5,487
230	Globus Medical, Inc. ●	5,134
146	HealthSouth Corp.	5,603
24	Heartware International, Inc. ●	2,060
14	HMS Holdings Corp. ●	250
59	ICU Medical, Inc. ●	3,409
18	Magellan Health, Inc. ●	1,025
15	Masimo Corp. ●	359
12	Molina Healthcare, Inc. ●	478
20	Natus Medical, Inc. ●	570
107	Omnicell, Inc. ●	2,928
27	Orthofix International N.V. ●	876
36	Quality Systems, Inc.	554
43	Radnet, Inc. ●	219
96	Team Health Holdings ●	5,446
8	Thoratec Corp. ●	244
28	Triple-S Management Corp., Class B ●	475
110	U.S. Physical Therapy, Inc.	3,857
174	Vascular Solutions, Inc. ●	4,283
51	Wellcare Health Plans, Inc. ●	3,163
		59,996
	Household and Personal Products - 0.8%
8	Medifast, Inc. ●	227
7	Nu Skin Enterprises, Inc. Class A	411
129	Prestige Brands Holdings, Inc. ●	3,978
5	Usana Health Sciences, Inc. ●	344
		4,960
	Insurance - 1.2%
16	Ambac Financial Group, Inc. ●	351
94	Amerisafe, Inc.	3,425
4	AmTrust Financial Services, Inc.	182
4	eHealth, Inc. ●	79
27	Greenlight Capital Re Ltd. Class A ●	861
14	HCI Group, Inc.	539
38	Maiden Holdings Ltd.	432
31	Montpelier Re Holdings Ltd.	906
20	United Insurance Holdings Corp.	295
28	Universal Insurance Holdings, Inc.	340
		7,410
	Materials - 4.9%
61	Cabot Corp.	3,170
18	FutureFuel Corp.	282
9	Globe Specialty Metals, Inc.	179
59	Gold Resource Corp.	311
445	Graphic Packaging Holding Co. ●	5,341
335	Headwaters, Inc. ●	3,581
19	Minerals Technologies, Inc.	1,110
21	Olin Corp.	566
10	OM Group, Inc.	291
319	Omnova Solutions, Inc. ●	2,572
67	Orion Engineered Carbons S. A. ●	1,136
162	PolyOne Corp.	6,139
10	Schweitzer-Mauduit International, Inc.	396
67	Silgan Holdings, Inc.	3,297
26	Stillwater Mining Co. ●	465
14	US Silica Holdings, Inc.	782
58	Wausau Paper Corp.	586
		30,204
	Media - 0.4%
83	DreamWorks Animation SKG, Inc. ●	1,665
29	McClatchy Co. Class A ●	141
12	MDC Partners, Inc. Class A	243
5	Rentrak Corp. ●	238
3	Shutterstock, Inc. ●	218
		2,505
	Pharmaceuticals, Biotechnology and Life Sciences - 11.2%
76	Acorda Therapeutics, Inc. ●	2,217
12	Aegerion Pharmaceuticals, Inc. ●	390
78	Aerie Pharmaceuticals, Inc. ●	1,382
53	Agios Pharmaceuticals, Inc. ●	2,154
30	Akorn, Inc. ●	1,008
76	Alkermes plc ●	3,267
44	Alnylam Pharmaceuticals, Inc. ●	2,385
105	Anacor Pharmaceuticals, Inc. ●	1,751
162	Arena Pharmaceuticals, Inc. ●	748

2

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.3% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 11.2% - (continued)
179	Bruker Corp. ●	$4,073
17	Cambrex Corp. ●	356
16	Cumberland Pharmaceuticals, Inc. ●	75
50	Cytokinetics, Inc. ●	213
73	DepoMed, Inc. ●	725
152	Durata Therapeutics, Inc. ●	1,954
27	Dyax Corp. ●	254
38	Emergent Biosolutions, Inc. ●	836
411	Exelixis, Inc. ●	1,660
100	Five Prime Therapeutics, Inc. ●	1,199
90	Glycomimetics, Inc. ●	734
88	Hyperion Therapeutics, Inc. ●	2,014
156	Immunogen, Inc. ●	1,677
26	Impax Laboratories, Inc. ●	611
14	Insys Therapeutics, Inc. ●	373
147	Ironwood Pharmaceuticals, Inc. ●	2,180
40	Isis Pharmaceuticals, Inc. ●	1,246
11	Lannet, Inc. ●	366
8	Ligand Pharmaceuticals, Inc. Class B ●	394
125	Medicines Co. ●	2,914
57	Merrimack Pharmaceuticals, Inc. ●	335
66	Nektar Therapeutics ●	695
88	Northwest Biotherapeutics, Inc. ●	583
115	NPS Pharmaceuticals, Inc. ●	3,222
55	Pacific Biosciences of California ●	251
101	PAREXEL International Corp. ●	5,395
148	PDL Biopharma, Inc.	1,389
76	Portola Pharmaceuticals, Inc. ●	1,907
52	Pozen, Inc.	377
22	Prothena Corp. plc ●	378
18	Puma Biotechnology, Inc. ●	4,003
74	Repligen Corp. ●	1,546
26	Salix Pharmaceuticals Ltd. ●	3,434
62	Sciclone Pharmaceuticals, Inc. ●	297
11	Sucampo Pharmaceuticals, Inc. Class A ●	66
169	Synergy Pharmaceuticals, Inc. ●	618
42	Synta Pharmaceuticals Corp. ●	168
70	Tesaro, Inc. ●	2,022
43	Ultragenyx Pharmaceutical, Inc. ●	1,890
210	Xenoport, Inc. ●	901
49	XOMA Corp. ●	192
238	Zogenix, Inc. ●	314
		69,139
	Real Estate - 2.3%
65	Altisource Residential Corp.	1,512
89	American Realty Capital Properties, Inc.	1,172
44	Apollo Residential Mortgage, Inc. REIT	724
77	Coresite Realty Corp. REIT	2,527
19	Inland Real Estate Corp. REIT	192
35	Potlatch Corp. REIT	1,437
115	Ramco-Gershenson Properties Trust REIT	1,907
32	Ryman Hospitality Properties, Inc.	1,547
244	Sunstone Hotel Investors, Inc. REIT	3,466
		14,484
	Retailing - 4.3%
7	ANN, Inc. ●	243
17	Buckle (The), Inc.	761
102	Core-Mark Holding Co., Inc.	4,833
138	DSW, Inc.	3,664
93	Five Below, Inc. ●	3,416
36	Francescas Holding Corp. ●	458
19	Group 1 Automotive, Inc.	1,420
86	HSN, Inc.	4,779
16	Kirklands, Inc. ●	303
55	Nutrisystem, Inc.	878
186	Office Depot, Inc. ●	930
13	Overstock.com, Inc. ●	218
33	PetMed Express, Inc.	456
304	Pier 1 Imports, Inc.	4,582
		26,941
	Semiconductors and Semiconductor Equipment - 3.8%
31	Ambarella, Inc. ●	888
40	Amkor Technology, Inc. ●	355
29	Cirrus Logic, Inc. ●	659
224	GT Advanced Technologies, Inc. ●	3,096
88	Integrated Device Technology, Inc. ●	1,261
65	Kulicke & Soffa Industries, Inc. ●	888
70	Lattice Semiconductor Corp. ●	478
135	Nanometrics, Inc. ●	2,101
55	RF Micro Devices, Inc. ●	617
118	Silicon Image, Inc. ●	591
29	Spansion, Inc. Class A ●	550
53	SunEdison Semiconductor Ltd. ●	892
235	SunEdison, Inc. ●	4,693
94	SunPower Corp. ●	3,440
9	Synaptics, Inc. ●	679
12	Tessera Technologies, Inc.	297
97	Ultratech Stepper, Inc. ●	2,290
		23,775
	Software and Services - 17.6%
26	Advent Software, Inc.	834
150	Aspen Technology, Inc. ●	6,527
39	AVG Technologies N.V. ●	668
170	Bankrate, Inc. ●	2,866
42	CACI International, Inc. Class A ●	2,863
273	Carbonite, Inc. ●	2,653
75	Cass Information Systems, Inc.	3,383
19	Commvault Systems, Inc. ●	893
7	Conversant, Inc. ●	152
38	CSG Systems International, Inc.	989
49	Cvent, Inc. ●	1,331
33	Demandware, Inc. ●	1,970
55	Digital River, Inc. ●	790
135	Ellie Mae, Inc. ●	3,876
18	Envestnet, Inc. ●	768
8	EPAM Systems, Inc. ●	294
60	ePlus, Inc. ●	3,293
114	Exlservice Holdings, Inc. ●	3,199
73	Fair Isaac, Inc.	4,175
303	Five9, Inc. ●	2,204
138	Fleetmatics Group Ltd. ●	4,350
43	Global Cash Access, Inc. ●	358
96	Heartland Payment Systems, Inc.	4,579
21	iGate Corp. ●	742
92	j2 Global, Inc.	4,485
12	Logmein, Inc. ●	501
203	Manhattan Associates, Inc. ●	5,953

3

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.3% - (continued)
	Software and Services - 17.6% - (continued)
74	Marketo, Inc. ●	$2,018
182	Model N, Inc. ●	1,789
100	Netscout Systems, Inc. ●	4,244
10	NIC, Inc.	170
49	Pegasystems, Inc.	1,045
155	PTC, Inc. ●	5,582
84	Qualys, Inc. ●	2,009
272	Sapient Corp. ●	4,011
9	Solarwinds, Inc. ●	354
45	Solera Holdings, Inc.	2,860
17	SS&C Technologies Holdings, Inc. ●	745
6	Stamps.com, Inc. ●	187
4	Syntel, Inc. ●	337
52	Take-Two Interactive Software, Inc. ●	1,170
76	TiVo, Inc. ●	1,019
17	Travelzoo, Inc. ●	290
60	Tyler Corp. ●	5,481
14	Vistaprint N.V. ●	709
96	WebMD Health Corp. ●	4,776
46	WEX, Inc. ●	4,996
25	Zendesk, Inc. ●	431
		108,919
	Technology Hardware and Equipment - 2.7%
193	Aruba Networks, Inc. ●	3,445
116	CDW Corp. of Delaware	3,591
20	Ciena Corp. ●	398
24	Clearfield, Inc. ●	314
7	Cognex Corp. ●	283
11	Comtech Telecommunications Corp.	367
48	FEI Co.	3,664
6	InterDigital, Inc.	247
17	Maxwell Technologies, Inc. ●	189
45	Shoretel, Inc. ●	276
215	Sonus Networks, Inc. ●	758
81	Ubiquiti Networks, Inc. ●	3,097
		16,629
	Telecommunication Services - 0.1%
22	IDT Corp. Class B	342
27	Inteliquent, Inc.	282
		624
	Transportation - 1.8%
8	Alaska Air Group, Inc.	352
5	Allegiant Travel Co.	553
10	ArcBest Corp.	330
107	Celadon Group, Inc.	2,282
43	Hawaiian Holdings, Inc. ●	599
92	Marten Transport Ltd.	1,855
12	Matson, Inc.	318
17	SkyWest, Inc.	180
19	Spirit Airlines, Inc. ●	1,249
166	Swift Transportation Co. ●	3,397
		11,115
	Total Common Stocks
	( Cost $524,890)	$597,125

Exchange Traded Funds - 2.3%
	Other Investment Pools and Funds - 2.3%
113	iShares Russell 2000 Growth Index Fund	$14,608

	Total Exchange Traded Funds
	(Cost $15,141)	$14,608

	Total Long-Term Investments
	(Cost $540,031)	$611,733

Short-Term Investments - 3.7%
Repurchase Agreements - 3.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $2,838, collateralized by GNMA 4.00%, 2044, value of $2,894)
$2,838	0.08%, 7/31/2014	$2,838
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$1,106, collateralized by FHLMC 2.00% - 3.50%,
2023 - 2043, FNMA 2.00% - 4.50%, 2026 -
	2042, GNMA 3.00%, 2043, value of $1,128)
1,106	0.08%, 7/31/2014	1,106
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$2,373, collateralized by U.S. Treasury Bill
0.05% - 0.10%, 2014 - 2015, U.S. Treasury
Bond 2.75% - 11.25%, 2015 - 2044, U.S.
Treasury Note 0.13% - 4.63%, 2014 - 2023,
	value of $2,421)
2,373	0.07%, 7/31/2014	2,373
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $3,181, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $3,244)
3,181	0.06%, 7/31/2014	3,181
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,358, collateralized by U.S.
Treasury Bond 6.38%, 2027, U.S. Treasury Note
	0.75% - 3.38%, 2018 - 2023, value of $2,405)
2,357	0.06%, 7/31/2014	2,357
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $2,916, collateralized by U.S.
Treasury Bill 0.12%, 2015, U.S. Treasury Bond
5.00%, 2037, U.S. Treasury Note 2.63%, 2020,
	value of $2,975)
2,916	0.09%, 7/31/2014	2,916
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $1,737, collateralized by U.S.
Treasury Bond 4.38%, 2040, U.S. Treasury Note
	0.25% - 4.25%, 2015 - 2018, value of $1,772)
1,737	0.07%, 7/31/2014	1,737

4

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 3.7% - (continued)
Repurchase Agreements - 3.7% - (continued)
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of
$6,282, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2043, FNMA 2.50% - 5.00%, 2025 -
2044, U.S. Treasury Note 0.50%, 2016, value of
	$6,407)
$6,282	0.08%, 7/31/2014		$6,282
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $65, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $67)
65	0.07%, 7/31/2014		65
			22,855
	Total Short-Term Investments
	(Cost $22,855)		$22,855

	Total Investments
	(Cost $562,886) ▲	102.3%	$634,588
	Other Assets and Liabilities	(2.3)%	(14,488)
	Total Net Assets	100.0%	$620,100

5

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $564,573 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$95,757
Unrealized Depreciation	(25,742)
Net Unrealized Appreciation	$70,015

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of July 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.8%
Consumer Staples	3.7
Energy	4.5
Financials	9.8
Health Care	20.9
Industrials	14.8
Information Technology	24.1
Materials	4.9
Services	0.1
Total	98.6%
Short-Term Investments	3.7
Other Assets and Liabilities	(2.3)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

6

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$597,125	$597,125	$–	$–
Exchange Traded Funds	14,608	14,608	–	–
Short—Term Investments	22,855	–	22,855	–
Total	$634,588	$611,733	$22,855	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2014
Assets:
Common Stocks	$32	$1,424	$576	$—	$325	$(3,402)	$1,045	$—	$—
Total	$32	$1,424	$576	$—	$325	$(3,402)	$1,045	$—	$—

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

The Hartford Value Opportunities Fund
Schedule of Investments
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.3%
	Banks - 2.6%
73	PNC Financial Services Group, Inc.	$5,998
73	Wells Fargo & Co.	3,723
		9,721
	Capital Goods - 3.7%
51	Armstrong World Industries, Inc. •	2,458
33	Eaton Corp. plc	2,255
79	KBR, Inc.	1,632
133	Rexel S.A.	2,569
62	WESCO International, Inc. •	4,860
		13,774
	Commercial and Professional Services - 1.1%
250	Knoll, Inc.	4,197

	Consumer Durables and Apparel - 3.6%
91	D.R. Horton, Inc.	1,890
154	Electrolux AB Series B	3,813
96	Lennar Corp.	3,460
58	Toll Brothers, Inc. •	1,892
135	Vera Bradley, Inc. •	2,672
		13,727
	Consumer Services - 1.1%
124	Norwegian Cruise Line Holdings Ltd. •	4,065

	Diversified Financials - 10.0%
164	Citigroup, Inc.	8,039
33	Goldman Sachs Group, Inc.	5,774
228	JP Morgan Chase & Co.	13,171
82	Julius Baer Group Ltd.	3,470
69	Northern Trust Corp.	4,596
54	Raymond James Financial, Inc.	2,736
74	Solar Cayman Ltd. ⌂■•†	5
		37,791
	Energy - 16.6%
35	Baker Hughes, Inc.	2,373
181	Cabot Oil & Gas Corp.	5,950
119	Cameco Corp. ☼	2,393
100	Canadian Natural Resources Ltd. ADR	4,364
102	Chevron Corp.	13,157
169	Cobalt International Energy, Inc. •	2,715
81	Halliburton Co.	5,569
107	HollyFrontier Corp.	5,011
107	National Oilwell Varco, Inc.	8,711
9	Pioneer Natural Resources Co.	1,909
126	QEP Resources, Inc.	4,154
94	Southwestern Energy Co. •	3,795
190	Trican Well Service Ltd.	2,744
		62,845
	Food and Staples Retailing - 2.0%
104	Wal-Mart Stores, Inc.	7,645

	Food, Beverage and Tobacco - 4.2%
24	Bunge Ltd. Finance Corp.	1,902
185	Imperial Tobacco Group plc	7,997
36	Ingredion, Inc.	2,638
694	Treasury Wine Estates Ltd.	3,182
		15,719
	Health Care Equipment and Services - 1.5%
75	Aetna, Inc.	5,796

	Household and Personal Products - 0.8%
173	Coty, Inc.	2,951

	Insurance - 10.0%
154	American International Group, Inc.	8,007
262	MetLife, Inc.	13,798
166	Principal Financial Group, Inc.	8,249
73	Reinsurance Group of America, Inc.	5,832
49	Unum Group	1,693
		37,579
	Materials - 5.3%
88	Barrick Gold Corp. ‡	1,595
25	Cabot Corp.	1,332
92	Celanese Corp.	5,345
112	Reliance Steel & Aluminum	7,631
74	Rio Tinto plc ADR	4,254
		20,157
	Media - 1.7%
28	DirecTV •	2,418
164	Quebecor, Inc. ☼	3,987
		6,405
	Pharmaceuticals, Biotechnology and Life Sciences - 9.1%
149	Almirall S.A.	2,276
131	Bristol-Myers Squibb Co.	6,632
34	Eli Lilly & Co.	2,051
232	Merck & Co., Inc.	13,180
15	Roche Holding AG	4,409
61	Tesaro, Inc. •	1,754
48	Vertex Pharmaceuticals, Inc. •	4,250
		34,552
	Real Estate - 6.9%
41	AvalonBay Communities, Inc. REIT	6,145
31	Boston Properties, Inc. REIT	3,711
95	Equity Lifestyle Properties, Inc. REIT	4,225
61	Plum Creek Timber Co., Inc. REIT	2,515
97	Realogy Holdings Corp. •	3,556
10	SL Green Realty Corp. REIT	1,078
183	Two Harbors Investment Corp. REIT	1,876
92	Weyerhaeuser Co. REIT	2,886
		25,992
	Retailing - 0.8%
572	Allstar Co. ⌂•†	514
79	GNC Holdings, Inc.	2,581
		3,095
	Semiconductors and Semiconductor Equipment - 2.8%
224	Maxim Integrated Products, Inc.	6,577
3	Samsung Electronics Co., Ltd.	3,845
		10,422
	Software and Services - 3.9%
279	Activision Blizzard, Inc.	6,255
61	Booz Allen Hamilton Holding Corp.	1,350
173	Teradata Corp. •	7,285
		14,890
	Technology Hardware and Equipment - 3.8%
239	Cisco Systems, Inc.	6,022

1

The Hartford Value Opportunities Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.3% - (continued)
	Technology Hardware and Equipment - 3.8% - (continued)
278	EMC Corp.	$8,154
		14,176
	Telecommunication Services - 1.4%
301	NTT DoCoMo, Inc.	5,278

	Transportation - 1.9%
33	Norfolk Southern Corp.	3,388
39	United Parcel Service, Inc. Class B	3,816
		7,204
	Utilities - 4.5%
54	Edison International	2,986
104	PG&E Corp.	4,654
727	Snam S.p.A.	4,286
169	Xcel Energy, Inc.	5,203
		17,129
	Total Common Stocks
	( Cost $349,404)	$375,110

	Total Long-Term Investments
	(Cost $349,404)	$375,110

Short-Term Investments - 0.5%
Repurchase Agreements - 0.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $247, collateralized by GNMA 4.00%, 2044, value of $252)
$247	0.08%, 7/31/2014	$247
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $96,
collateralized by FHLMC 2.00% - 3.50%, 2023 -
2043, FNMA 2.00% - 4.50%, 2026 - 2042,
	GNMA 3.00%, 2043, value of $98)
96	0.08%, 7/31/2014	96
Bank of Montreal TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $207,
collateralized by U.S. Treasury Bill 0.05% -
0.10%, 2014 - 2015, U.S. Treasury Bond 2.75%
- 11.25%, 2015 - 2044, U.S. Treasury Note
	0.13% - 4.63%, 2014 - 2023, value of $211)
206	0.07%, 7/31/2014	206
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2014 in the amount of $277, collateralized by U.S. Treasury Note 1.75% - 1.88%, 2020, value of $282)
277	0.06%, 7/31/2014	277
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $205, collateralized by U.S. Treasury
Bond 6.38%, 2027, U.S. Treasury Note 0.75% -
	3.38%, 2018 - 2023, value of $209)
205	0.06%, 7/31/2014	205
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $254, collateralized by U.S. Treasury
Bill 0.12%, 2015, U.S. Treasury Bond 5.00%,
2037, U.S. Treasury Note 2.63%, 2020, value of
	$259)
254	0.09%, 7/31/2014	254
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 08/01/2014 in the
amount of $151, collateralized by U.S. Treasury
Bond 4.38%, 2040, U.S. Treasury Note 0.25% -
	4.25%, 2015 - 2018, value of $154)
151	0.07%, 7/31/2014	151
TD Securities TriParty Repurchase Agreement
(maturing on 08/01/2014 in the amount of $547,
collateralized by FHLMC 3.50% - 4.00%, 2026 -
2043, FNMA 2.50% - 5.00%, 2025 - 2044, U.S.
	Treasury Note 0.50%, 2016, value of $558)
547	0.08%, 7/31/2014	547
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2014 in the amount of $6, collateralized by U.S. Treasury Bond 3.38%, 2044, value of $6)
6	0.07%, 7/31/2014	6
		1,989
	Total Short-Term Investments
	(Cost $1,989)	$1,989

Total Investments
(Cost $351,393) ▲	99.8%	$377,099
Other Assets and Liabilities	0.2%	$806
Total Net Assets	100.0%	$377,905

2

The Hartford Value Opportunities Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2014, the cost of securities for federal income tax purposes was $352,116 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$32,271
Unrealized Depreciation	(7,288)
Net Unrealized Appreciation	$24,983

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2014, the aggregate value of these securities was $519, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2014, the aggregate value of these securities was $5, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	572	Allstar Co.	$249
03/2007	74	Solar Cayman Ltd. - 144A	22

At July 31, 2014, the aggregate value of these securities was $519, which represents 0.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $20 at July 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at July 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Buy	08/06/2014	JPM	$20	$20	$–	$–
CHF	Sell	08/06/2014	SSG	383	383	–	–
EUR	Buy	08/04/2014	JPM	392	392	–	–
Total						$–	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Value Opportunities Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC

Currency Abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of July 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.2%
Consumer Staples	7.0
Energy	16.6
Financials	29.5
Health Care	10.6
Industrials	6.7
Information Technology	10.5
Materials	5.3
Services	1.4
Utilities	4.5
Total	99.3%
Short-Term Investments	0.5
Other Assets and Liabilities	0.2
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

The Hartford Value Opportunities Fund
Schedule of Investments – (continued)
July 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Banks	$9,721	$9,721	$–	$–
Capital Goods	13,774	11,205	2,569	–
Commercial and Professional Services	4,197	4,197	–	–
Consumer Durables and Apparel	13,727	9,914	3,813	–
Consumer Services	4,065	4,065	–	–
Diversified Financials	37,791	34,316	3,470	5
Energy	62,845	62,845	–	–
Food and Staples Retailing	7,645	7,645	–	–
Food, Beverage and Tobacco	15,719	4,540	11,179	–
Health Care Equipment and Services	5,796	5,796	–	–
Household and Personal Products	2,951	2,951	–	–
Insurance	37,579	37,579	–	–
Materials	20,157	20,157	–	–
Media	6,405	6,405	–	–
Pharmaceuticals, Biotechnology and Life Sciences	34,552	27,867	6,685	–
Real Estate	25,992	25,992	–	–
Retailing	3,095	2,581	–	514
Semiconductors and Semiconductor Equipment	10,422	6,577	3,845	–
Software and Services	14,890	14,890	–	–
Technology Hardware and Equipment	14,176	14,176	–	–
Telecommunication Services	5,278	–	5,278	–
Transportation	7,204	7,204	–	–
Utilities	17,129	12,843	4,286	–
Total	375,110	333,466	41,125	519
Short-Term Investments	1,989	–	1,989	–
Total	$377,099	$333,466	$43,114	$519
Foreign Currency Contracts*	$–	$–	$–	$–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts*	$–	$–	$–	$–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2014
Assets:
Common Stocks	$1,057	$—	$(448	)*	$—	$—	$(90)	$—	$—	$519
Total	$1,057	$—	$(448)		$—	$—	$(90)	$—	$—	$519

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2014 was $(448).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: September 12, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 12, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: September 12, 2014	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller